Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss for the period	£ (30,774,000)	£ (22,249,000)
Adjustments for:
Equity settled share-based payment expense	13,651,000	14,088,000
Depreciation	2,601,000	3,317,000
Net finance (income) / costs	(2,773,000)	2,602,000
Foreign exchange movements	9,106,000	(8,808,000)
Other	(187,000)	(131,000)
Income tax charge / (credit)	387,000	(3,806,000)
Working capital adjustments:
Increase in trade and other receivables and other non-current assets	(3,562,000)	(19,951,000)
Increase in trade and other payables	12,177,000	11,474,000
Decrease in current and non-current deferred revenue	(3,204,000)	(15,905,000)
Other working capital movements	(748,000)	(648,000)
Cash used in operations	(3,326,000)	(40,017,000)
R&D tax credits received	9,904,000	0
Taxation paid	(177,000)	0
Net cash from / (used in) operating activities	6,401,000	(40,017,000)
Cash flows from investing activities
Proceeds from sale of property, plant and equipment	0	5,000
Purchase of property, plant and equipment	(3,238,000)	(475,000)
Interest income receipts	5,550,000	128,000
Net cash flows from / (used in) investing activities	2,312,000	(342,000)
Cash flows from financing activities
Exercise of share options	14,207,000	1,384,000
Interest paid	(3,559,000)	(1,805,000)
Repayment of lease liabilities	(805,000)	(1,449,000)
Net cash flows from / (used in) financing activities	9,843,000	(1,870,000)
Increase / (decrease) in cash and cash equivalents	18,556,000	(42,229,000)
Net foreign exchange difference on cash held	(8,754,000)	12,407,000
Cash and cash equivalents at beginning of the period	332,539,000	237,886,000
Cash and cash equivalents at end of the period	£ 342,341,000	£ 208,064,000